DISCONTINUED OPERATIONS - Key financial results of the Services business (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes	$ 0	$ 0	$ 0	$ 0	$ 1,043	$ (442)	$ 838	$ 477	$ 0	$ 1,916
ECD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, tax expense (benefit) on gain (loss)									181
Dell Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, tax expense (benefit) on gain (loss)									(262)
DSG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, tax expense (benefit) on gain (loss)									$ 462
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue										3,163
Cost of net revenue										1,869
Operating expenses										1,210
Interest and other, net										(11)
Income (loss) from discontinued operations before income taxes and gain (loss) on disposal										73
Income tax provision (benefit)										(60)
Income from discontinued operations, net of income taxes, before gain (loss) on disposal										133
Gain (loss) on disposal, net of tax expense (benefit) of $181, $(262), and $462, respectively										1,783
Income (loss) from discontinued operations, net of income taxes										1,916
Discontinued Operations, Disposed of by Sale | ECD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue										208
Cost of net revenue										56
Operating expenses										137
Interest and other, net										(1)
Income (loss) from discontinued operations before income taxes and gain (loss) on disposal										14
Income tax provision (benefit)										3
Income from discontinued operations, net of income taxes, before gain (loss) on disposal										11
Gain (loss) on disposal, net of tax expense (benefit) of $181, $(262), and $462, respectively										(356)
Income (loss) from discontinued operations, net of income taxes										(345)
Discontinued Operations, Disposed of by Sale | Dell Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue										1,980
Cost of net revenue										1,563
Operating expenses										347
Interest and other, net										(8)
Income (loss) from discontinued operations before income taxes and gain (loss) on disposal										62
Income tax provision (benefit)										(40)
Income from discontinued operations, net of income taxes, before gain (loss) on disposal										102
Gain (loss) on disposal, net of tax expense (benefit) of $181, $(262), and $462, respectively										1,669
Income (loss) from discontinued operations, net of income taxes										1,771
Discontinued Operations, Disposed of by Sale | DSG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue										975
Cost of net revenue										250
Operating expenses										726
Interest and other, net										(2)
Income (loss) from discontinued operations before income taxes and gain (loss) on disposal										(3)
Income tax provision (benefit)										(23)
Income from discontinued operations, net of income taxes, before gain (loss) on disposal										20
Gain (loss) on disposal, net of tax expense (benefit) of $181, $(262), and $462, respectively										470
Income (loss) from discontinued operations, net of income taxes										$ 490